Equity Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of key assumptions used in the OPM valuation
The following table summarizes the activity for the six months ended June 30, 2022, related to the Company’s Class B and
B-1
Units granted as equity awards to its employees, board members and service providers:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested awards outstanding at January 1, 2022	2,460,617	$0.36
Granted	9,977,072	6.09
Vested	(1,073,973)	1.28
Forfeited	(41,612)	6.03

Awards outstanding at June 30, 2022	11,322,104	$5.30

The following reflects the key assumptions used in the OPM valuation:

Total equity value (in thousands)	$78,100
Expected volatility of total equity	80%
Discount for lack of market	30%
Expected time to exit event	3 years

Summary of Compensation Expense
Compensation expense related to the issuance and purchase of Class B and
B-1
Units is included in research and development and general and administrative expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$1,336	$—	$18,703	$—
General and administrative	6,664	175	41,983	350

Total equity-based compensation expense	$8,001	$175	$60,686	$350

Summary of the activity related to the Company's Class B and B-1 Units granted
The following reflects the key assumptions used in each of the valuation scenarios for awards granted during the six months ended June 30, 2022:

	OPM	PWERM
Total equity value (in thousands)	$234,551 - $280,400	$1,750,000
Expected volatility of total equity	95%	60% - 90%
Discount for lack of market	30%	7% - 15%
Expected time to exit event	3.4 years - 3.7 years	0.1 years - 0.5 years

The following table summarizes the activity related to the Company’s Profits Interest awards for the year ended December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Awards outstanding at December 31, 2020	4,402,398	$0.36
Vested	(1,941,781)	0.36

Awards outstanding at December 31, 2021	2,460,617	$0.36